DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 365	$ 211	$ 236
Transportation and distribution	195	184	162
Operations and maintenance	94	56	49
Compensation	87	59	44
Cost of inventory	2	5	8
Other	35	27	27
Total	$ 778	$ 542	$ 526